Stock Plans (Stock Option Awards) (Details) (Performance Incentive Plan2008 [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Performance Incentive Plan2008 [Member]
Shares Subject to Option (in shares):
Beginning Balance	36,811
Options exercised	(14,097)
Options cancelled	0
Ending Balance	22,714
Weighted-Average Exercise Price (in dollars per share):
Beginning Balance	$ 26.13
Options exercised	$ 22.50
Options cancelled	$ 0.00
Ending Balance	$ 28.38
Ending Balance, Average Remaining Contractual Term, Years	4 months 24 days
Ending Balance, Aggregate Intrinsic Value	$ 1